Asset Retirement Obligations - Schedule of Inputs Used in the Calculation of Asset Retirement Obligations (Details)	Dec. 31, 2024	Dec. 31, 2023
Minimum [Member]
Asset Retirement Obligations - Schedule of Inputs Used in the Calculation of Asset Retirement Obligations (Details) [Line Items]
Inflation rate	4	11
Discount factor	4	11
Estimated asset life	4	11
Maximum [Member]
Asset Retirement Obligations - Schedule of Inputs Used in the Calculation of Asset Retirement Obligations (Details) [Line Items]
Inflation rate	50	50
Discount factor	50	50
Estimated asset life	50	50
Inflation rate
Asset Retirement Obligations - Schedule of Inputs Used in the Calculation of Asset Retirement Obligations (Details) [Line Items]
Inflation rate	3.873	3.087
Discount factor	3.873	3.087
Estimated asset life	3.873	3.087
Discount factor
Asset Retirement Obligations - Schedule of Inputs Used in the Calculation of Asset Retirement Obligations (Details) [Line Items]
Inflation rate	10	10
Discount factor	10	10
Estimated asset life	10	10